Financial instruments and financial risk factors - Schedule of financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities
Financial assets (liabilities)	$ (69,474)	$ (71,902)
Trade and other payables
Financial liabilities
Financial liabilities	(59,356)	(62,833)
Derivatives
Financial liabilities
Financial liabilities	(24,080)	(22,879)
Accruals
Financial liabilities
Financial liabilities	(7,406)	(7,397)
Lease liabilities
Financial liabilities
Financial liabilities	(14,571)	(12,000)
Borrowings
Financial liabilities
Financial liabilities	(57,958)	(59,547)
Other financial assets
Financial assets
Financial assets	1,015	1,457
Loans
Financial assets
Financial assets	2,448	2,184
Trade and other receivables
Financial assets
Financial assets	26,567	27,148
Derivatives
Financial assets
Financial assets	26,137	21,226
Cash and cash equivalents
Financial assets
Financial assets	36,556	39,204
Designated as measured at fair value through other comprehensive income
Financial liabilities
Financial assets (liabilities)	(77,782)	(78,714)
Designated as measured at fair value through other comprehensive income | Trade and other payables
Financial liabilities
Financial liabilities	(58,182)	(61,298)
Designated as measured at fair value through other comprehensive income | Accruals
Financial liabilities
Financial liabilities	(7,406)	7,397
Designated as measured at fair value through other comprehensive income | Lease liabilities
Financial liabilities
Financial liabilities	(14,571)	(12,000)
Designated as measured at fair value through other comprehensive income | Borrowings
Financial liabilities
Financial liabilities	(57,958)	(59,547)
Financial liabilities at fair value through profit or loss, category | Derivatives
Financial liabilities
Financial liabilities	(23,056)	(20,224)
Derivative hedging instruments
Financial liabilities
Financial assets (liabilities)	(779)	(2,655)
Derivative hedging instruments | Derivatives
Financial liabilities
Financial liabilities	(1,024)	2,655
Measured at amortized cost | Other financial assets
Financial assets
Financial assets	0	26
Measured at amortized cost | Loans
Financial assets
Financial assets	1,991	1,807
Measured at amortized cost | Trade and other receivables
Financial assets
Financial assets	26,567	27,148
Measured at amortized cost | Cash and cash equivalents
Financial assets
Financial assets	31,777	32,547
Mandatorily measured at fair value through profit or loss
Financial liabilities
Financial assets (liabilities)	9,087	9,467
Mandatorily measured at fair value through profit or loss | Other financial assets
Financial assets
Financial assets	1,015	1,431
Mandatorily measured at fair value through profit or loss | Loans
Financial assets
Financial assets	457	377
Mandatorily measured at fair value through profit or loss | Derivatives
Financial assets
Financial assets	25,892	21,226
Mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Financial assets
Financial assets	4,779	6,657
Derivative hedging instruments | Derivatives
Financial assets
Financial assets	$ 245	$ 0